UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Equity (deficit) attributable to The9 limited CNY (¥)	Equity (deficit) attributable to The9 limited USD ($)	Noncontrolling interest CNY (¥)	Noncontrolling interest USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2019	¥ 7,969,808		¥ 2,539,552,478		¥ 28,071,982		¥ (3,777,952)		¥ (3,410,856,231)		¥ (839,039,915)		¥ (392,881,777)		¥ (1,231,921,692)
Balance (in shares) at Dec. 31, 2019 | shares	112,929,702	112,929,702
Net income (loss)									362,696,339		362,696,339		(2,032,463)		360,663,876
Currency translation adjustments							(996,673)				(996,673)		(263,087)		(1,259,760)
Share-based compensation	¥ 1,114,172		33,312,745								34,426,917				34,426,917
Share-based compensation (in shares) | shares	15,750,000	15,750,000
Issuance of ordinary shares	¥ 2,416,878		54,235,021								56,651,899				56,651,899
Issuance of ordinary shares (in shares) | shares	34,110,000	34,110,000
Equity on conversion option of convertible notes			106,026								106,026				106,026
Reversal of statutory reserves due to disposal of subsidiaries					20,745,422				(20,745,422)
Accretion in redemption value of redeemable noncontrolling interest			(738,246)								(738,246)				(738,246)
Balance at Jun. 30, 2020	¥ 11,500,858		2,626,468,024		7,326,560		(4,774,625)		(3,027,414,470)		(386,893,653)		(395,177,327)		(782,070,980)
Balance (in shares) at Jun. 30, 2020 | shares	162,789,702	162,789,702
Balance at Dec. 31, 2020	¥ 18,097,801		2,695,763,016		7,326,560		(16,678,203)		(2,992,227,421)		(287,718,247)		(379,724,280)		(667,442,527)
Balance (in shares) at Dec. 31, 2020 | shares	260,032,362	260,032,362
Net income (loss)									(125,772,698)		(125,772,698)		(2,960,947)		(128,733,645)
Currency translation adjustments							5,222,329				5,222,329				5,222,329	$ 808,836
Share-based compensation	¥ 2,216,794		53,195,673								55,412,467				55,412,467
Share-based compensation (in shares) | shares	34,420,645	34,420,645
Issuance of ordinary shares	¥ 12,250,441		1,313,589,908								1,325,840,349				1,325,840,349
Issuance of ordinary shares (in shares) | shares	187,294,698	187,294,698
Disposal of Red5			28,308,324								28,308,324		371,816,920		400,125,244
Issuance of convertible notes	¥ 957,128		(135,786,801)								(134,829,673)				(134,829,673)
Issuance of convertible notes (in shares) | shares	14,777,050	14,777,050
Exercise of warrants	¥ 5,488,973		(3,634,017)								1,854,956				1,854,956
Exercise of warrants (in shares) | shares	84,071,910	84,071,910
Balance at Jun. 30, 2021	¥ 39,011,137	$ 6,042,056	¥ 3,951,436,103	$ 611,999,520	¥ 7,326,560	$ 1,134,740	¥ (11,455,874)	$ (1,774,289)	¥ (3,118,000,119)	$ (482,916,724)	¥ 868,317,807	$ 134,485,303	¥ (10,868,307)	$ (1,683,286)	¥ 857,449,500	$ 132,802,017
Balance (in shares) at Jun. 30, 2021 | shares	580,596,665	580,596,665